UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                     ---------

                           The Gabelli Value Fund Inc.
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI VALUE FUND INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

In 2007, the Gabelli Value Fund posted a return of 4.63% versus 5.49% for the S&P 500. The most profitable areas of investment for the Fund were Industrials (+26%) and Consumer Staples (+23%). Two S&P sectors were down for the year - Financials (-19%) and Consumer Discretionary (-13%). The benefit of the Fund's relative underweighting of Financials (6% for the Fund vs. 21% for the S&P) was largely offset by its overweighting of Consumer Discretionary (41% for the Fund vs. 10% for the S&P). The Fund was also hurt by its underweighting in Energy. Superior stock selection across the board aided the Fund's relative performance, however.

      Many of the Fund's best performing stocks in 2007 related to oil and agriculture. Flowserve (+91%) (1.6% of net assets as of December 31, 2007), a valve supplier to the oil and gas industry, was the single largest positive contributor to performance. Agricultural stocks Mosaic Co. (+342%) (0.3%), CNH Global (141%) (0.7%), Monsanto (113%) (0.1%), and Deere & Co (96%) (0.8%) were strong. A handful of media stocks performed well during the year, including Discovery Holding (+56%) (1.1%), Rogers Communications (+52%) (2.1%), and Liberty Global (+34%) (1.2%). Finally, two long-time holdings of the Fund were the subjects of completed buyouts during the year. Blackstone Group purchased Hilton Hotels for $47.50 per share while the Carlyle Group purchased Sequa Corp. for $175 per share.

      It was a difficult year for many of the Fund's largest holdings. Media General (-43%) (2.2%) continued to suffer from a secular decline in newspaper stocks while Sprint Corp. (-30%) (2.3%) has had difficulty integrating its acquisition of Nextel Corp. A collapse in U.S. cable valuations led to poor performances by Time Warner (-24%) (2.5%) and Cablevision (-14%) (5.1%). Meanwhile, cyclical weakness has begun to impact our large positions, American Express (-14%) (3.3%) and CBS Corp. (-14%) (3.6%).

                                                  Sincerely yours,

                                                  /s/ Bruce N. Alpert
                                                  Bruce N. Alpert
                                                  President
February 22, 2008

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI VALUE FUND
      CLASS A SHARES, THE S&P 500 INDEX, AND THE CONSUMER PRICE INDEX + 10%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Gabelli Value Fund Class A Shares    S&P 500 Index   Consumer Price Index +10%
 9/29/1989                 $ 9,450                    $10,000               $ 10,000
12/31/1989                 $ 9,648                    $10,205               $ 11,460
12/31/1990                 $ 9,109                    $ 9,888               $ 13,305
12/31/1991                 $10,505                    $12,893               $ 15,048
12/31/1992                 $11,838                    $13,875               $ 16,989
12/31/1993                 $16,508                    $15,270               $ 19,147
12/31/1994                 $16,508                    $15,470               $ 21,578
12/31/1995                 $20,214                    $21,277               $ 24,276
12/31/1996                 $21,980                    $26,160               $ 27,504
12/31/1997                 $32,581                    $34,884               $ 30,723
12/31/1998                 $40,150                    $44,860               $ 34,286
12/31/1999                 $52,966                    $54,295               $ 38,641
12/31/2000                 $48,808                    $49,354               $ 43,819
12/31/2001                 $51,453                    $43,491               $ 48,902
12/31/2002                 $43,247                    $33,884               $ 54,965
12/31/2003                 $57,029                    $43,598               $ 61,506
12/31/2004                 $64,318                    $48,337               $ 69,686
12/31/2005                 $64,208                    $50,710               $ 79,024
12/31/2006                 $78,135                    $58,712               $ 88,903
12/31/2007                 $81,753                    $61,936               $101,438

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (a)

                                                                                                              Since
                                                                                                            Inception
                                      Quarter      1 Year     3 Year     5 Year     10 Year     15 Year     (9/29/89)
                                      -------      ------     ------     ------     -------     -------     ---------
GABELLI VALUE FUND CLASS a ........    (5.75)%      4.63%      8.33%     13.58%      9.64%      13.75%      12.55%
                                      (11.17)(b)   (1.38)(b)   6.21(b)   12.25(b)    8.99(b)    13.30(b)    12.18(b)
S&P 500 Index .....................    (3.33)       5.49       8.61      12.82       5.91       10.49       10.51
The Consumer Price Index +10% .....    10.74       14.10      13.59      13.04      12.69       12.65       14.36
Class B ...........................    (5.91)       3.86       7.51      12.75       8.99       13.30       12.19
                                      (10.61)(c)   (1.14)(c)   6.64(c)   12.50(c)    8.99       13.30       12.19
Class C ...........................    (5.84)       3.99       7.53      12.75       9.02       13.33       12.20
                                       (6.79)(d)    2.99(d)    7.53      12.75       9.02       13.33       12.20

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS A, B, AND C SHARES ARE 1.41%, 2.16%, AND 2.16%, RESPECTIVELY. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS A SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE CONSUMER PRICE INDEX IS A WIDELY USED COST OF LIVING BENCHMARK PUBLISHED BY THE BUREAU OF LABOR STATISTICS IN THE DEPARTMENT OF LABOR. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE CONSUMER PRICE INDEX +10%. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b)   THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 5.75%.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                              Beginning         Ending      Annualized     Expenses
                            Account Value   Account Value    Expense     Paid During
                               07/01/07        12/31/07       Ratio        Period*
------------------------------------------------------------------------------------
THE GABELLI VALUE FUND INC.
------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $  1,000.00     $    951.30     1.39%        $    6.87
Class B                       $  1,000.00     $    948.20     2.14%        $   10.57
Class C                       $  1,000.00     $    948.30     2.14%        $   10.57

HYPOTHETICAL 5% RETURN
Class A                       $  1,000.00     $  1,018.30     1.39%        $    7.11
Class B                       $  1,000.00     $  1,014.50     2.14%        $   10.93
Class C                       $  1,000.00     $  1,014.50     2.14%        $   10.93

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

THE GABELLI VALUE FUND

Entertainment .......................................................    13.1%
Cable and Satellite .................................................    10.0%
Telecommunications ..................................................     7.0%
Broadcasting ........................................................     6.4%
Publishing ..........................................................     6.4%
Food and Beverage ...................................................     6.1%
Financial Services ..................................................     5.6%
Metals and Mining ...................................................     5.5%
Diversified Industrial ..............................................     5.2%
Consumer Products ...................................................     4.6%
Equipment and Supplies ..............................................     3.7%
Environmental Services ..............................................     2.8%
Energy and Utilities ................................................     2.7%
Electronics .........................................................     2.7%
U.S. Government Obligations .........................................     2.4%
Hotels and Gaming ...................................................     2.2%
Communications Equipment ............................................     1.6%
Machinery ...........................................................     1.5%
Automotive: Parts and Accessories ...................................     1.5%
Aerospace ...........................................................     1.3%
Consumer Services ...................................................     1.3%
Agriculture .........................................................     1.2%
Specialty Chemicals .................................................     1.0%
Retail ..............................................................     0.9%
Aviation: Parts and Services ........................................     0.8%
Health Care .........................................................     0.8%
Real Estate .........................................................     0.6%
Business Services ...................................................     0.5%
Computer Software and Services ......................................     0.4%
Wireless Communications .............................................     0.4%
Automotive ..........................................................     0.1%
Manufactured Housing ................................................     0.1%
Transportation ......................................................     0.0%
Other Assets and Liabilities (Net) ..................................    (0.4)%
                                                                        -----
                                                                        100.0%
                                                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                       MARKET
  SHARES                                                                COST           VALUE
-----------                                                        -------------   -------------
              COMMON STOCKS -- 98.0%
              AEROSPACE -- 1.3%
      1,000   Lockheed Martin Corp. ............................   $      25,800   $     105,260
  1,000,000   Rolls-Royce Group plc+ ...........................       7,007,796      10,868,698
 40,400,000   Rolls-Royce Group plc, Cl. B .....................          81,830          88,462
                                                                   -------------   -------------
                                                                       7,115,426      11,062,420
                                                                   -------------   -------------
              AGRICULTURE -- 1.2%
    150,000   Archer-Daniels-Midland Co.........................       3,140,470       6,964,500
     28,000   The Mosaic Co.+ ..................................         370,018       2,641,520
                                                                   -------------   -------------
                                                                       3,510,488       9,606,020
                                                                   -------------   -------------
              AUTOMOTIVE -- 0.1%
     11,000   Navistar International Corp.+ ....................         338,106         596,200
                                                                   -------------   -------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
      2,000   BERU AG ..........................................         218,785         219,600
     38,000   China Yuchai International Ltd....................         300,576         376,580
    140,000   Dana Corp.+ ......................................         295,461           3,360
    250,000   Genuine Parts Co..................................       6,781,559      11,575,000
     20,000   Proliance International Inc.+ ....................          90,875          36,000
                                                                   -------------   -------------
                                                                       7,687,256      12,210,540
                                                                   -------------   -------------
              AVIATION: PARTS AND SERVICES -- 0.8%
     43,000   Curtiss-Wright Corp. .............................         764,822       2,158,600
    340,000   GenCorp Inc.+ ....................................       3,135,471       3,964,400
    281,800   The Fairchild Corp., Cl. A+ ......................       1,047,210         732,680
                                                                   -------------   -------------
                                                                       4,947,503       6,855,680
                                                                   -------------   -------------
              BROADCASTING -- 6.4%
  1,124,000   CBS Corp., Cl. A .................................      20,738,821      30,067,000
    150,000   Gray Television Inc...............................       1,634,112       1,203,000
    187,000   Liberty Media Corp. -
                 Capital, Cl. A+ ...............................      11,529,300      21,783,630
     25,000   Young Broadcasting Inc., Cl. A+ ..................         156,306          26,250
                                                                   -------------   -------------
                                                                      34,058,539      53,079,880
                                                                   -------------   -------------
              BUSINESS SERVICES -- 0.5%
     26,000   ChoicePoint Inc.+ ................................       1,041,447         946,920
    123,000   Intermec Inc.+ ...................................       2,775,530       2,498,130
     35,700   Nashua Corp.+ ....................................         295,578         414,834
     10,000   The Brink's Co. ..................................         583,378         597,400
                                                                   -------------   -------------
                                                                       4,695,933       4,457,284
                                                                   -------------   -------------
              CABLE AND SATELLITE -- 10.0%
    130,000   Adelphia Communications
                 Corp., Cl. A+ (a) .............................          91,925               0
    130,000   Adelphia Communications
                 Corp., Cl. A, Escrow+ (a) .....................               0               0
    130,000   Adelphia Recovery Trust+ (a) .....................               0               0
  1,735,000   Cablevision Systems Corp.,
                 Cl. A+ ........................................       7,066,676      42,507,500

                                                                                       MARKET
  SHARES                                                                COST           VALUE
-----------                                                        -------------   -------------
     38,000   Comcast Corp., Cl. A,
                 Special+ ......................................   $     855,690   $     688,560
    150,000   EchoStar Communications
                 Corp., Cl. A+ .................................       4,860,611       5,658,000
    250,000   Liberty Global Inc., Cl. A+ ......................       4,300,954       9,797,500
    385,000   Rogers Communications Inc.,
                 Cl. B .........................................       1,249,265      17,421,250
    285,000   The DIRECTV Group Inc.+ ..........................       5,106,399       6,589,200
                                                                   -------------   -------------
                                                                      23,531,520      82,662,010
                                                                   -------------   -------------
              COMMUNICATIONS EQUIPMENT -- 1.6%
     70,000   Alcatel-Lucent, ADR ..............................         764,285         512,400
    408,000   Corning Inc. .....................................       3,755,066       9,787,920
     30,000   Motorola Inc. ....................................         210,940         481,200
    190,000   Nortel Networks Corp.+ ...........................       4,511,914       2,867,100
                                                                   -------------   -------------
                                                                       9,242,205      13,648,620
                                                                   -------------   -------------
              COMPUTER SOFTWARE AND SERVICES -- 0.4%
      8,000   Alibaba.com Ltd.+ ................................          14,075          28,369
     60,000   Metavante Technologies Inc.+ .....................       1,413,592       1,399,200
     91,000   Yahoo! Inc.+ .....................................       2,671,171       2,116,660
                                                                   -------------   -------------
                                                                       4,098,838       3,544,229
                                                                   -------------   -------------
              CONSUMER PRODUCTS -- 4.6%
     75,000   Energizer Holdings Inc.+ .........................       1,759,542       8,409,750
        500   Givaudan SA ......................................         135,440         481,827
    125,000   Hartmarx Corp.+ ..................................         564,094         426,250
      3,000   National Presto Industries Inc. ..................          89,483         157,980
    157,000   Pactiv Corp.+ ....................................       1,509,648       4,180,910
  1,000,000   Swedish Match AB .................................      13,071,817      23,904,567
      3,000   Wolverine World Wide Inc. ........................          29,203          73,560
                                                                   -------------   -------------
                                                                      17,159,227      37,634,844
                                                                   -------------   -------------
              CONSUMER SERVICES -- 1.3%
     45,000   IAC/InterActiveCorp+ .............................       1,322,026       1,211,400
    300,000   Liberty Media Corp. -
                 Interactive, Cl. A+ ...........................       5,516,811       5,724,000
    180,000   Rollins Inc. .....................................         858,555       3,456,000
                                                                   -------------   -------------
                                                                       7,697,392      10,391,400
                                                                   -------------   -------------
              DIVERSIFIED INDUSTRIAL -- 5.2%
     47,000   Ampco-Pittsburgh Corp. ...........................         235,016       1,792,110
     24,000   Cooper Industries Ltd., Cl. A ....................         803,600       1,269,120
    182,000   Crane Co. ........................................       4,792,658       7,807,800
     45,000   Griffon Corp.+ ...................................         874,266         560,250
    313,000   Honeywell International Inc. .....................       9,171,187      19,271,410
    121,000   ITT Corp. ........................................       4,997,798       7,990,840
    217,000   Katy Industries Inc.+ ............................       1,621,018         434,000
      1,000   Pentair Inc. .....................................          31,908          34,810
     95,000   Tyco International Ltd. ..........................       4,332,327       3,766,750
                                                                   -------------   -------------
                                                                      26,859,778      42,927,090
                                                                   -------------   -------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                       MARKET
  SHARES                                                                COST           VALUE
-----------                                                        -------------   -------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 2.7%
    200,000   LSI Corp.+ .......................................   $   1,178,577   $   1,062,000
    218,000   Texas Instruments Inc. ...........................       5,498,427       7,281,200
      5,000   Thermo Fisher Scientific Inc.+ ...................         115,249         288,400
    215,000   Thomas & Betts Corp.+ ............................       4,057,129      10,543,600
     75,000   Tyco Electronics Ltd. ............................       2,634,751       2,784,750
                                                                   -------------   -------------
                                                                      13,484,133      21,959,950
                                                                   -------------   -------------
              ENERGY AND UTILITIES -- 2.7%
      6,000   Allegheny Energy Inc..............................          74,092         381,660
     14,000   Chevron Corp. ....................................         848,670       1,306,620
    176,000   ConocoPhillips ...................................       4,857,622      15,540,800
      5,420   Mirant Corp.+ ....................................          25,619         211,272
    200,000   Mirant Corp., Escrow+ (a) ........................               0               0
    100,000   Northeast Utilities ..............................       1,922,987       3,131,000
     10,000   Puget Energy Inc. ................................         275,000         274,300
     40,000   Southwest Gas Corp. ..............................         959,676       1,190,800
                                                                   -------------   -------------
                                                                       8,963,666      22,036,452
                                                                   -------------   -------------
              ENTERTAINMENT -- 13.1%
      8,570   Chestnut Hill Ventures+ (a) ......................         233,241         241,246
    376,000   Discovery Holding Co., Cl. A+ ....................       4,606,452       9,452,640
     60,000   Dover Motorsports Inc. ...........................         309,314         393,000
  1,255,000   Gemstar-TV Guide
                 International Inc.+ ...........................       6,044,946       5,973,800
    315,000   Grupo Televisa SA, ADR ...........................       2,901,682       7,487,550
  1,230,000   Time Warner Inc. .................................      17,440,521      20,307,300
     40,000   Triple Crown Media Inc.+ .........................         395,708         189,200
  1,060,000   Viacom Inc., Cl. A+ ..............................      31,010,423      46,618,800
    385,000   Vivendi ..........................................       5,120,012      17,663,494
                                                                   -------------   -------------
                                                                      68,062,299     108,327,030
                                                                   -------------   -------------
              ENVIRONMENTAL SERVICES -- 2.8%
    358,000   Republic Services Inc. ...........................       4,404,114      11,223,300
    378,000   Waste Management Inc. ............................       8,900,994      12,349,260
                                                                   -------------   -------------
                                                                      13,305,108      23,572,560
                                                                   -------------   -------------
              EQUIPMENT AND SUPPLIES -- 3.7%
    210,000   CIRCOR International Inc. ........................       2,325,092       9,735,600
    140,000   Flowserve Corp. ..................................       1,842,358      13,468,000
     85,000   Gerber Scientific Inc.+ ..........................         578,987         918,000
    100,000   GrafTech International Ltd.+ .....................       1,250,825       1,775,000
    150,000   Watts Water
                 Technologies Inc., Cl. A ......................       2,155,289       4,470,000
                                                                   -------------   -------------
                                                                       8,152,551      30,366,600
                                                                   -------------   -------------
              FINANCIAL SERVICES -- 5.6%
    519,000   American Express Co. .............................      16,878,291      26,998,380
     45,000   Ameriprise Financial Inc. ........................       1,144,164       2,479,950
    175,000   Citigroup Inc. ...................................       8,381,663       5,152,000
     27,000   Deutsche Bank AG .................................       1,569,799       3,494,070
     14,000   H&R Block Inc. ...................................         279,248         259,980

                                                                                       MARKET
  SHARES                                                                COST           VALUE
-----------                                                        -------------   -------------
     20,000   Interactive Brokers
                 Group Inc., Cl. A+ ............................   $     528,142   $     646,400
     30,000   Legg Mason Inc....................................       2,454,647       2,194,500
     65,000   SLM Corp. ........................................       1,694,712       1,309,100
     22,000   The Bear Stearns
                 Companies Inc. ................................       2,086,949       1,941,500
    110,000   The Phoenix Companies Inc.........................       1,214,394       1,305,700
     15,000   Wells Fargo & Co. ................................         466,676         452,850
                                                                   -------------   -------------
                                                                      36,698,685      46,234,430
                                                                   -------------   -------------
              FOOD AND BEVERAGE -- 6.1%
      9,000   Cadbury Schweppes plc, ADR .......................         451,090         444,330
     20,000   Constellation Brands Inc.,
                 Cl. A+ ........................................         461,080         472,800
     15,000   Corn Products
              International Inc.................................         184,913         551,250
     40,000   Davide Campari-Milano SpA ........................         406,275         383,058
     40,000   Del Monte Foods Co................................         303,364         378,400
    208,000   Diageo plc, ADR ..................................       7,993,283      17,852,640
    100,000   Flowers Foods Inc.................................         533,974       2,341,000
    231,000   Fomento Economico
                 Mexicano SAB de CV, ADR .......................       2,825,162       8,817,270
     70,000   General Mills Inc.................................       3,596,140       3,990,000
     70,000   H.J. Heinz Co. ...................................       2,240,658       3,267,600
     70,000   Kerry Group plc, Cl. A ...........................         797,221       2,245,417
      2,000   Meiji Seika Kaisha Ltd. ..........................          10,116           8,504
    105,000   PepsiAmericas Inc.................................       1,513,475       3,498,600
     12,000   Pernod-Ricard SA .................................       2,664,369       2,773,806
     14,000   Remy Cointreau SA ................................         897,443         998,260
     44,000   The Hershey Co. ..................................       1,844,826       1,733,600
     14,000   Wm. Wrigley Jr. Co. ..............................         680,116         819,700
      3,750   Wm. Wrigley Jr. Co., Cl. B .......................         193,262         221,250
                                                                   -------------   -------------
                                                                      27,596,767      50,797,485
                                                                   -------------   -------------
              HEALTH CARE -- 0.8%
    105,000   Advanced Medical Optics Inc.+ ....................       3,216,785       2,575,650
      4,000   Chemed Corp.......................................         125,792         223,520
     12,000   Covidien Ltd.+ ...................................         499,815         531,480
    100,000   Pfizer Inc........................................       2,487,765       2,273,000
     15,000   UnitedHealth Group Inc............................         858,372         873,000
                                                                   -------------   -------------
                                                                       7,188,529       6,476,650
                                                                   -------------   -------------
              HOTELS AND GAMING -- 2.2%
     52,900   Dover Downs Gaming &
                 Entertainment Inc..............................         328,276         595,125
    183,000   Gaylord Entertainment Co.+ .......................       5,125,485       7,406,010
    352,941   Ladbrokes plc ....................................       3,502,005       2,271,044
     16,000   Las Vegas Sands Corp.+ ...........................         800,574       1,648,800
     75,000   MGM Mirage+ ......................................       2,350,912       6,301,500
                                                                   -------------   -------------
                                                                      12,107,252      18,222,479
                                                                   -------------   -------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                       MARKET
  SHARES                                                                COST           VALUE
-----------                                                        -------------   -------------
              COMMON STOCKS (CONTINUED)
              MACHINERY -- 1.5%
     86,800   CNH Global NV  ...................................   $   1,632,870   $   5,713,176
     70,000   Deere & Co. ......................................       1,458,349       6,518,400
                                                                   -------------   -------------
                                                                       3,091,219      12,231,576
                                                                   -------------   -------------
              MANUFACTURED HOUSING -- 0.1%
     55,000   Champion Enterprises Inc.+ .......................         516,458         518,100
                                                                   -------------   -------------
              METALS AND MINING -- 5.5%
    478,000   Barrick Gold Corp. ...............................       7,651,550      20,099,900
    123,133   Kinross Gold Corp.+ ..............................       1,119,195       2,265,647
    470,000   Newmont Mining Corp. .............................       9,078,857      22,950,100
                                                                   -------------   -------------
                                                                      17,849,602      45,315,647
                                                                   -------------   -------------
              PUBLISHING -- 6.4%
    150,000   Belo Corp., Cl. A ................................       2,592,090       2,616,000
    853,500   Media General Inc., Cl. A ........................      16,779,810      18,136,875
     65,000   Meredith Corp. ...................................       1,305,657       3,573,700
    715,000   News Corp., Cl. A ................................      10,118,497      14,650,350
     43,000   PRIMEDIA Inc. ....................................         775,854         365,500
    300,000   The E.W. Scripps Co., Cl. A ......................      10,208,574      13,503,000
                                                                   -------------   -------------
                                                                      41,780,482      52,845,425
                                                                   -------------   -------------
              REAL ESTATE -- 0.6%
    134,300   Griffin Land & Nurseries Inc. ....................       1,598,131       4,901,950
                                                                   -------------   -------------
              RETAIL -- 0.9%
     50,000   Ingles Markets Inc., Cl. A .......................         572,181       1,269,500
    130,000   Safeway Inc. .....................................       2,649,854       4,447,300
     30,000   SUPERVALU Inc. ...................................         850,469       1,125,600
     10,000   Wal-Mart Stores Inc. .............................         446,044         475,300
                                                                   -------------   -------------
                                                                       4,518,548       7,317,700
                                                                   -------------   -------------
              SPECIALTY CHEMICALS -- 1.0%
    220,000   Ferro Corp. ......................................       4,605,734       4,560,600
    128,000   Hercules Inc. ....................................       1,083,436       2,476,800
      8,000   International Flavors &
                 Fragrances Inc. ...............................         389,771         385,040
      4,000   Monsanto Co. .....................................         170,632         446,760
     10,000   Sensient Technologies Corp. ......................         197,746         282,800
      8,065   Tronox Inc., Cl. B ...............................          78,763          69,762
                                                                   -------------   -------------
                                                                       6,526,082       8,221,762
                                                                   -------------   -------------
              TELECOMMUNICATIONS -- 7.0%
    645,000   Cincinnati Bell Inc.+ ............................       2,473,255       3,063,750
     22,000   Embarq Corp. .....................................         579,180       1,089,660

                                                                                       MARKET
  SHARES                                                                COST           VALUE
-----------                                                        -------------   -------------
    150,000   Qwest Communications
                 International Inc.+ ...........................   $     367,000   $   1,051,500
  1,472,000   Sprint Nextel Corp. ..............................      19,701,341      19,327,360
    404,000   Telephone & Data
                 Systems Inc. ..................................       8,792,582      25,290,400
    143,000   Telephone & Data
                 Systems Inc., Special .........................       3,191,333       8,236,800
                                                                   -------------   -------------
                                                                      35,104,691      58,059,470
                                                                   -------------   -------------
              TRANSPORTATION -- 0.0%
     95,000   Grupo TMM SA, Cl. A, ADR+ ........................         736,710         213,750
                                                                   -------------   -------------
              WIRELESS COMMUNICATIONS -- 0.4%
     40,000   United States Cellular Corp.+ ....................       1,880,524       3,364,000
                                                                   -------------   -------------
              TOTAL COMMON STOCKS                                    460,103,648     809,659,233
                                                                   -------------   -------------
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES-- 0.0%
     17,405   Mirant Corp., Ser. A,
                 expire 01/03/11+ ..............................          35,380         320,600
                                                                   -------------   -------------

 PRINCIPAL
  AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 2.4%
$19,852,000   U.S. Treasury Bills,
                 2.453% to 3.186%++,
                 01/10/08 to 06/05/08 ..........................      19,679,497      19,673,470
                                                                   -------------   -------------
              TOTAL INVESTMENTS -- 100.4% ......................   $ 479,818,525     829,653,303
                                                                   =============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.4)% .....                      (3,613,903)
                                                                                   -------------
              NET ASSETS -- 100.0% .............................                   $ 826,039,400
                                                                                   =============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $241,246 or 0.03% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $479,818,525) ...............   $  829,653,303
   Foreign currency, at value (cost $1) ....................                1
   Cash ....................................................            1,256
   Receivable for investments sold .........................          978,103
   Receivable for Fund shares sold .........................          509,452
   Dividends and interest receivable .......................          620,995
   Prepaid expense .........................................           54,128
                                                               --------------
   TOTAL ASSETS ............................................      831,817,238
                                                               --------------

LIABILITIES:
   Payable for investments purchased .......................        3,101,788
   Payable for Fund shares redeemed ........................        1,348,758
   Payable for investment advisory fees ....................          713,222
   Payable for distribution fees ...........................          194,889
   Payable for accounting fees .............................           11,252
   Other accrued expenses ..................................          407,929
                                                               --------------
   TOTAL LIABILITIES .......................................        5,777,838
                                                               --------------
   NET ASSETS applicable to 49,347,815
      shares outstanding ...................................   $  826,039,400
                                                               ==============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .........   $  482,997,132
   Accumulated distributions in excess of net
      realized gain on investments and foreign
      currency transactions ................................       (6,792,894)
   Net unrealized appreciation on investments ..............      349,834,778
   Net unrealized appreciation on foreign
      currency translations ................................              384
                                                               --------------
   NET ASSETS ..............................................   $  826,039,400
                                                               ==============
SHARES OF CAPITAL STOCK:
   CLASS A:
   Net Asset Value and redemption price per share
      ($800,586,328 / 47,702,435 shares outstanding;
      100,000,000 shares authorized) .......................   $        16.78
                                                               ==============
   Maximum offering price per share (NAV /9425,
      based on maximum sales charge of 5.75%
      of the offering price) ...............................   $        17.80
                                                               ==============
   CLASS B:
   Net Asset Value and offering price per share
      ($10,773,907 / 696,924 shares outstanding;
      100,000,000 shares authorized) .......................   $        15.46(a)
                                                               ==============
   CLASS C:
   Net Asset Value and offering price per share
      ($14,679,165 / 948,456 shares outstanding;
      50,000,000 shares authorized) ........................   $        15.48(a)
                                                               ==============

----------
(a)   Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $216,490) ............   $   10,107,154
   Interest ................................................          496,797
                                                               --------------
   TOTAL INVESTMENT INCOME .................................       10,603,951
                                                               --------------
EXPENSES:
   Investment advisory fees ................................        8,898,584
   Distribution fees - Class A .............................        2,154,025
   Distribution fees - Class B .............................          124,536
   Distribution fees - Class C .............................          157,948
   Shareholder services fees ...............................          580,342
   Shareholder communications expenses .....................          216,572
   Custodian fees ..........................................          126,413
   Legal and audit fees ....................................           88,615
   Directors' fees .........................................           69,417
   Accounting fees .........................................           45,000
   Interest expense ........................................           17,058
   Registration expenses ...................................           17,114
   Miscellaneous expenses ..................................           76,657
                                                               --------------
   TOTAL EXPENSES ..........................................       12,572,281
   Less: Custodian fee credits .............................           (6,408)
                                                               --------------
   NET EXPENSES ............................................       12,565,873
                                                               --------------
   NET INVESTMENT LOSS .....................................       (1,961,922)
                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments ........................       75,550,452
   Net realized gain on foreign
      currency transactions ................................              601
                                                               --------------
   Net realized gain on investments and
      foreign currency transactions ........................       75,551,053
                                                               --------------
   Net change in unrealized appreciation/
      depreciation on investments ..........................      (31,123,235)
   Net change in unrealized appreciation/
      depreciation on foreign currency translations ........              162
                                                               --------------
   Net change in unrealized appreciation/
      depreciation on investments and
      foreign currency translations ........................      (31,123,073)
                                                               --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY .....................       44,427,980
                                                               --------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................   $   42,466,058
                                                               ==============

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  YEAR ENDED         YEAR ENDED
                                                                                              DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                                              -----------------   -----------------
OPERATIONS:
   Net investment income (loss) ...........................................................     $  (1,961,922)      $    1,165,445
   Net realized gain on investments and foreign currency transactions .....................        75,551,053          180,292,600
   Net change in unrealized appreciation/depreciation on investments and foreign
      currency translations ...............................................................       (31,123,073)           4,923,797
                                                                                                -------------       --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................        42,466,058          186,381,842
                                                                                                -------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A .............................................................................                --           (1,177,420)
      Class B .............................................................................                --                   (6)
                                                                                                -------------       --------------
                                                                                                           --           (1,177,426)
                                                                                                -------------       --------------
   Net realized gains on investments and foreign currency transactions
      Class A .............................................................................       (72,089,295)        (175,292,657)
      Class B .............................................................................        (1,048,345)          (2,830,343)
      Class C .............................................................................        (1,434,056)          (3,171,930)
                                                                                                -------------       --------------
                                                                                                  (74,571,696)        (181,294,930)
                                                                                                -------------       --------------
   Return of capital
      Class A .............................................................................           (50,036)                  --
      Class B .............................................................................              (728)                  --
      Class C .............................................................................              (995)                  --
                                                                                                -------------       --------------
                                                                                                      (51,759)                  --
                                                                                                -------------       --------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................................       (74,623,455)        (182,472,356)
                                                                                                -------------       --------------
CAPITAL SHARE TRANSACTIONS:
      Class A .............................................................................       (29,345,720)        (206,787,976)
      Class B .............................................................................        (1,778,459)          (4,770,251)
      Class C .............................................................................           779,864            1,241,683
                                                                                                -------------       --------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............................       (30,344,315)        (210,316,544)
                                                                                                -------------       --------------
   REDEMPTION FEES ........................................................................             2,293                1,667
                                                                                                -------------       --------------
   NET DECREASE IN NET ASSETS .............................................................       (62,499,419)        (206,405,391)

NET ASSETS:
   Beginning of period ....................................................................       888,538,819        1,094,944,210
                                                                                                -------------       --------------
   End of period (including undistributed net investment income of $0 and $461,
      respectively) .......................................................................     $ 826,039,400       $  888,538,819
                                                                                                =============       ==============

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2007.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover,

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences for the fiscal year ended December 31, 2007, were primarily attributable to reclassification of short-term capital gains to ordinary income and unutilized net operating losses. These reclassifications have no impact on the net asset value of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to decrease accumulated net investment loss by $1,961,461 and to increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $1,163,779, with an offsetting adjustment to paid-in capital.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                               YEAR ENDED          YEAR ENDED
                                           DECEMBER 31, 2007   DECEMBER 31, 2006
                                           -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income (inclusive of
   short-term capital gains) ...........                --       $   1,874,083
Net long-term capital gains ............      $ 74,571,696         180,598,273
Return of capital ......................            51,759                  --
                                              ------------       -------------
Total distributions paid ...............      $ 74,623,455       $ 182,472,356
                                              ============       =============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses on wash sales for tax purposes.

As of December 31, 2007, the components of accumulated earnings/(losses) on tax basis were as follows:

          Net unrealized appreciation on investments and
             foreign currency ................................   $ 343,042,268
                                                                 -------------
          Total ..............................................   $ 343,042,268
                                                                 =============

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                        GROSS         GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                         COST       APPRECIATION   DEPRECIATION    APPRECIATION
                    -------------  -------------  --------------  --------------
Investments ......  $ 486,611,419  $ 364,519,879  $ (21,477,995)  $ 343,041,884

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

in attending meetings. All Board committee members receive $1,000 per meeting attended and the chairman of each committee also receives $2,500 per year. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sale of securities for the fiscal year ended December 31, 2007, other than short-term securities and U.S. Government obligations, aggregated $81,255,977 and $163,736,552, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $202,273 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $112,920 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares - Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. For the period from January 1, through April 30, 2007, the maximum front-end load on Class A Shares was 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal year ended December 31, 2007 and the fiscal year ended December 31, 2006 amounted to $2,293 and $1,667, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                                   YEAR ENDED                     YEAR ENDED
                                                                DECEMBER 31,2007              DECEMBER 31, 2006
                                                          ----------------------------   ----------------------------
                                                            SHARES          AMOUNT         SHARES          AMOUNT
                                                          ----------    --------------   -----------   --------------
                                                                     CLASS A                        CLASS A
                                                          ----------------------------   ----------------------------
Shares sold ..........................................     1,478,576    $   27,445,819     2,603,599   $   50,582,707
Shares issued upon reinvestment of distributions .....     4,003,660        67,344,910     9,303,834      164,770,939
Shares redeemed ......................................    (6,674,075)     (124,136,449)  (21,715,392)    (422,141,622)
                                                          ----------    --------------   -----------   --------------
   Net decrease ......................................    (1,191,839)   $  (29,345,720)   (9,807,959)  $ (206,787,976)
                                                          ==========    ==============   ===========   ==============
                                                                     CLASS B                        CLASS B
                                                          ----------------------------   ----------------------------
Shares sold ..........................................         4,521    $       74,391         7,500   $      131,453
Shares issued upon reinvestment of distributions .....        61,782           957,619       148,543        2,459,882
Shares redeemed ......................................      (161,790)       (2,810,469)     (394,141)      (7,361,586)
                                                          ----------    --------------   -----------   --------------
   Net decrease ......................................       (95,487)   $   (1,778,459)     (238,098)  $   (4,770,251)
                                                          ==========    ==============   ===========   ==============
                                                                     CLASS C                        CLASS C
                                                          ----------------------------   ----------------------------
Shares sold ..........................................       191,138    $    3,300,404       140,139   $    2,542,951
Shares issued upon reinvestment of distributions .....        62,213           964,928       128,599        2,130,888
Shares redeemed ......................................      (197,724)       (3,485,468)     (185,965)      (3,432,156)
                                                          ----------    --------------   -----------   --------------
   Net increase ......................................        55,627    $      779,864        82,773   $    1,241,683
                                                          ==========    ==============   ===========   ==============

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                          ----------------------------------------   ----------------------------------------------------
                                            Net
              Net Asset      Net        Realized and       Total                     Net
  Period        Value,    Investment     Unrealized        from         Net        Realized      Return
   Ended      Beginning    Income/     Gain/(Loss) on   Investment   Investment     Gain on        of           Total
December 31   of Period   (Loss)(a)     Investments     Operations     Income     Investments    Capital    Distributions
-----------   ---------   ----------   --------------   ----------   ----------   -----------   ---------   -------------
CLASS A
   2007        $ 17.61     $ (0.04)       $  0.86         $ 0.82           --       $ (1.65)    $ 0.00(c)     $ (1.65)
   2006          18.11        0.03           3.92           3.95      $ (0.03)        (4.42)        --          (4.45)
   2005          19.49        0.02          (0.05)         (0.03)       (0.01)        (1.34)        --          (1.35)
   2004          17.97       (0.02)          2.31           2.29           --         (0.77)        --          (0.77)
   2003          13.81       (0.05)          4.45           4.40           --         (0.24)        --          (0.24)

CLASS B
   2007        $ 16.46     $ (0.17)       $  0.82         $ 0.65           --       $ (1.65)    $ 0.00(c)     $ (1.65)
   2006          17.28       (0.10)          3.70           3.60           --         (4.42)        --          (4.42)
   2005          18.79       (0.12)         (0.05)         (0.17)          --         (1.34)        --          (1.34)
   2004          17.47       (0.15)          2.24           2.09           --         (0.77)        --          (0.77)
   2003          13.53       (0.17)          4.35           4.18           --         (0.24)        --          (0.24)

CLASS C
   2007        $ 16.47     $ (0.17)       $  0.83         $ 0.66           --       $ (1.65)    $ 0.00(c)     $ (1.65)
   2006          17.29       (0.11)          3.71           3.60           --         (4.42)        --          (4.42)
   2005          18.80       (0.12)         (0.05)         (0.17)          --         (1.34)        --          (1.34)
   2004          17.49       (0.15)          2.23           2.08           --         (0.77)        --          (0.77)
   2003          13.54       (0.17)          4.36           4.19           --         (0.24)        --          (0.24)

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 ---------------------------------------------------
                           Net Asset              Net Assets      Net
  Period                     Value,                 End of     Investment                  Portfolio
   Ended      Redemption    End of      Total       Period       Income/     Operating      Turnover
December 31     Fees(a)     Period     Return+    (in 000's)     (Loss)     Expenses (b)      Rate
-----------   ----------   ---------   -------   -----------   ----------   ------------   ---------
CLASS A
   2007        $ 0.00(c)    $ 16.78      4.6%    $   800,586     (0.20)%      1.39%            9%
   2006          0.00(c)      17.61     21.7         860,789      0.14        1.41(d)         17
   2005          0.00(c)      18.11     (0.2)      1,063,137      0.08        1.40             3
   2004          0.00(c)      19.49     12.8       1,261,293     (0.11)       1.39            12
   2003            --         17.97     31.9       1,255,668     (0.35)       1.44(e)          8

CLASS B
   2007        $ 0.00(c)    $ 15.46      3.9%    $    10,774     (0.95)%      2.14%            9%
   2006          0.00(c)      16.46     20.8          13,046     (0.53)       2.16(d)         17
   2005          0.00(c)      17.28     (0.9)         17,804     (0.67)       2.15             3
   2004          0.00(c)      18.79     12.0          20,366     (0.86)       2.14            12
   2003            --         17.47     30.9          18,059     (1.10)       2.19(e)          8

CLASS C
   2007        $ 0.00(c)    $ 15.48      4.0%    $    14,679     (0.94)%      2.14%            9%
   2006          0.00(c)      16.47     20.7          14,704     (0.58)       2.16(d)         17
   2005          0.00(c)      17.29     (0.9)         14,003     (0.67)       2.15             3
   2004          0.00(c)      18.80     11.9          16,400     (0.85)       2.14            12
   2003            --         17.49     30.9          14,973     (1.10)       2.19(e)          8

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the fiscal years ended December 31, 2003, 2006, and 2007, the effect of the custodian fee credits were minimal. For the fiscal years ended December 31, 2004 and 2005, there were no custodian fee credits.

(c)   Amount represents less than $0.005 per share.

(d) The Fund incurred interest expense during the fiscal year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), 2.15% (Class B), and 2.15% (Class C), respectively. For the fiscal year ended December 31, 2007, the effect of the interest expense was minimal.

(e) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Gabelli Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (hereafter referred to as the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 29, 2008

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

                                 TERM OF         NUMBER OF
    NAME, POSITION(S)          OFFICE AND       FUNDS IN FUND
        ADDRESS(1)              LENGTH OF     COMPLEX OVERSEEN           PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
         AND AGE             TIME SERVED(2)      BY DIRECTOR              DURING PAST FIVE YEARS              HELD BY DIRECTOR(4)
--------------------------   --------------   ----------------   ---------------------------------------   -------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI               Since 1989            26          Chairman and Chief Executive Officer of   Director of Morgan Group
Director and                                                     GAMCO Investors, Inc. and Chief           Holdings, Inc. (holding
Chief Investment Officer                                         Investment Officer - Value Portfolios     company); Chairman of the
Age: 65                                                          of Gabelli Funds, LLC and GAMCO Asset     Board of LICT Corp.
                                                                 Management Inc.; Director/Trustee or      (multimedia and
                                                                 Chief Investment Officer of other         communication services
                                                                 registered investment companies in the    company)
                                                                 Gabelli/GAMCO Funds complex; Chairman
                                                                 and Chief Executive Officer of GGCP,
                                                                 Inc.

INDEPENDENT DIRECTORS(5):

ANTHONY J. COLAVITA            Since 1989            35          Partner in the law firm of                            --
Director                                                         Anthony J. Colavita, P.C.
Age: 72

ROBERT J. MORRISSEY            Since 1989             6          Partner in the law firm of Morrissey,                 --
Director                                                         Hawkins & Lynch
Age: 68

ANTHONY R. PUSTORINO           Since 1989            14          Certified Public Accountant; Professor    Director of The LGL
Director                                                         Emeritus, Pace University                 Group, Inc. (diversified
Age: 82                                                                                                    manufacturing)

WERNER J. ROEDER, MD           Since 2001            23          Medical Director of Lawrence Hospital                 --
Director                                                         and practicing private physician
Age: 67

--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders, on December 27, 2007, a long-term capital gain distribution totaling $74,571,696 which is designated as a capital gain dividend.

--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                 TERM OF
    NAME, POSITION(S)          OFFICE AND
        ADDRESS(1)              LENGTH OF                                PRINCIPAL OCCUPATION(S)
         AND AGE             TIME SERVED(2)                               DURING PAST FIVE YEARS
--------------------------   --------------                              -----------------------
OFFICERS:

BRUCE N. ALPERT                Since 2003     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                     since 1988 and an officer of most of the registered investment companies in
Age: 56                                       the Gabelli/GAMCO Funds complex. Director and President of Gabelli Advisers,
                                              Inc. since 1998

JAMES E. MCKEE                 Since 1995     Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since
Secretary                                     1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of the
Age: 44                                       registered investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY                  Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all of the
Treasurer                                     registered investment companies in the Gabelli/GAMCO Funds complex; Senior
Age: 49                                       Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial
                                              Officer of Excelsior Funds from 2004 through 2005; Chief Financial Officer of
                                              AMIC Distribution Partners from 2002 through 2004; Controller of Reserve
                                              Management Corporation and Reserve Partners, Inc. and Treasurer of Reserve
                                              Funds from 2000 through 2002

PETER D. GOLDSTEIN             Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                      Compliance Officer of all of the registered investment companies in the
Age: 54                                       Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                      Anthony R. Pustorino
CHAIRMAN AND CHIEF                         CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                          PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                      PACE UNIVERSITY

Anthony J. Colavita                        Werner J. Roeder, MD
ATTORNEY-AT-LAW                            MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                  LAWRENCE HOSPITAL

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS

Bruce N. Alpert                           James E. McKee
PRESIDENT                                 SECRETARY

Agnes Mullady                             Peter D. Goldstein
TREASURER                                 CHIEF COMPLIANCE OFFICER



                                    CUSTODIAN
                        Mellon Trust of New England, N.A.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB409Q407SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                                  THE
                                                  GABELLI
                                                  VALUE
                                                  FUND
                                                  INC.



                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $48,200 for 2006 and $50,600 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,100 for 2006 and $4,350 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a)  under the  1940  Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to  Rule 30a-2(b) under the 1940 Act  and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   The Gabelli Value Fund Inc.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.